Government Grants	6 Months Ended
Jun. 30, 2024
Government Grants [Abstract]
GOVERNMENT GRANTS
13	GOVERNMENT GRANTS

	(Unaudited)	(Audited)
	June 30, 2024	December 31, 2023
	USD	USD

At 1 January	316,754	1,535,229
Received during the period	(1,122,324)	(3,544,435)
Amount recognized in the statement of profit or loss	871,385	2,325,960
	65,815	316,754

	(Unaudited)	(Audited)
	June 30, 2024	December 31, 2023
	USD	USD

Current assets	607,585	822,073
Non-current liabilities	(387,250)	(372,371)
Current liabilities	(154,520)	(132,948)
	65,815	316,754

As of June 30, 2024 and December 31, 2023 the Group had a Accrued Government grants of USD 607,585 and USD 822,073 respectively. The accrued government grants are due from governmental entities not yet claimed. The government grants revenue recognized in the condensed interim consolidated statement of comprehensive income for the six-month period ended June 30, 2024 was USD 871,385 (USD 1,431,490 for the six-month period ended June 30, 2023).